UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 740	$ 778
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	952	1,077
Amortization of intangible assets	97	137
Share-based compensation	120	137
Interest, income taxes paid and finance income (expense), net	0	4
Amortization of deferred income from government grants	(20)	(22)
Deferred income taxes, net	42	52
(Gain) Loss on disposal of property, plant and equipment and other	(7)	(81)
Change in assets and liabilities:
Receivables, prepayments, other assets and other noncurrent assets	(140)	37
Inventories	(170)	(221)
Trade and other payables	(173)	235
Net cash provided by operating activities	1,441	2,133
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment, net	(1,499)	(2,009)
Purchase of intangible assets	(77)	(59)
Proceeds from the sale of EFK business	238	0
Advances and proceeds from sale of property, plant and equipment and intangible assets	22	39
Purchases of investment in marketable securities	(1,121)	(1,046)
Proceeds from the sale of investment in marketable securities	651	108
Other investing activities	(1)	(40)
Net cash used in investing activities	(1,787)	(3,007)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from borrowings	46	612
Repayments of debt and finance lease obligations	(218)	(286)
Proceeds from issuance of equity instruments and other	47	156
Net cash (used in) provided by financing activities	(125)	482
Effect of exchange rate changes on cash and cash equivalents	(1)	(6)
Net decrease in cash and cash equivalents	(472)	(398)
Cash and cash equivalents at the beginning of the period	2,352	2,939
Cash and cash equivalents at the end of the period	1,880	2,541
Noncash investing and financing activities:
Amounts payable for property, plant and equipment	259	1,032
Property, plant and equipment acquired through lease	62	61
Amounts payable for intangible assets	$ 46	$ 99